Debt - Euro Notes (Details) - Senior notes - EUR (€)	Sep. 11, 2015	Dec. 31, 2016
Notes due September 2022
Debt Instrument [Line Items]
Principal amount	€ 400,000,000
Interest rate (as a percent)	1.875%
Net proceeds from the notes	€ 397,400,000
Discounted issue price (as a percent)	99.753%
Effective interest rate (as a percent)	1.913%
Notes due June 2018
Debt Instrument [Line Items]
Principal amount		€ 350,000,000.0
Interest rate (as a percent)		4.50%
Discounted issue price (as a percent)		99.974%
Effective interest rate (as a percent)		4.505%